Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net earnings	$ 49,426	$ 38,492	$ 36,044
Other comprehensive earnings (losses):
Unrealized gains (losses) on available-for-sale securities	(18,223)	9,645	11,101
Reclassification adjustment for net losses (gains) included in net earnings	(28)	(882)	268
Unrealized gain in value of securities available-for-sale, taxes	4,771	(2,291)	(2,971)
Other comprehensive earnings (losses)	(13,480)	6,472	8,398
Comprehensive earnings	$ 35,946	$ 44,964	$ 44,442